Stock Option Plan (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding Options	17,572,500	13,728,000
Weighted Average Price	$ 0.22	$ 0.22
Exercisable Options	9,051,000
Exercisable Weighted Average Price	$ 0.22
Exercise price 0.16 to 0.21 [Member]
Outstanding Options	3,605,500
Weighted Average Price	$ 0.18
Exercisable Options	584,000
Exercisable Weighted Average Price	$ 0.17
Exercise price 0.21 to 0.23 [Member]
Outstanding Options	12,741,750
Weighted Average Price	$ 0.22
Exercisable Options	7,241,750
Exercisable Weighted Average Price	$ 0.22
Exercise price 0.23 to 0.32 [Member]
Outstanding Options	1,225,250
Weighted Average Price	$ 0.27
Exercisable Options	1,225,250
Exercisable Weighted Average Price	$ 0.27